Operating costs - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Personnel costs and directors fees	€ (17,756)	€ (15,160)	€ (12,739)
Other operating expenses	(6,659)	(6,584)	(6,388)
General and administrative expenses	€ (24,415)	€ (21,744)	€ (19,127)